Business combination (Tables)	12 Months Ended
Dec. 31, 2024
Younike [Member]
Business Acquisition [Line Items]
Schedule of recognized identified assets acquired and liabilities assumed

	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-